Reserves (Table)	12 Months Ended
Dec. 31, 2019
28. Reserves
Other reserves
	Barclays Bank Group
	2019	2018
	£m	£m
Currency translation reserve	3,383	3,927
Fair value through other comprehensive income reserve	(139)	(298)
Cash flow hedging reserve	388	(123)
Own credit reserve	(373)	(121)
Other reserves and other shareholders' equity	(24)	(24)
Total	3,235	3,361